UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® Florida
Municipal Income Fund

August 31, 2004

SFL-QTLY-1004

1.805769.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Florida - 95.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$ 1,735,000	$ 1,892,365
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	7,324,611
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	10,605,000	11,562,624
Brevard County Util. Rev. 5% 3/1/07 (FGIC Insured)	170,000	182,177
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,366,163
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,627,357
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	3,056,122
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,767,155
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,949,028
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,749,204
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,524,886
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,617,184
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,392,854
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,935,766
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,365,814
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,375,525
Collier County School Board Ctfs. of Prtn.:
(Master Lease Prog.) Series B, 5.5% 2/15/13 (FSA Insured)	2,430,000	2,760,723
(School Board of Collier County Master Lease Prog.) 5.375% 2/15/19 (FSA Insured)	2,000,000	2,200,180
5.375% 2/15/17 (FSA Insured)	1,575,000	1,743,415
5.375% 2/15/18 (FSA Insured)	5,000,000	5,520,950
5.375% 2/15/21 (FSA Insured)	4,000,000	4,357,000
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (c)	6,675,000	7,481,474
Series B, 5% 10/1/11 (FSA Insured) (c)	3,300,000	3,501,597
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,228,344
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,617,040
Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	2,125,000	2,253,945
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	$ 5,000,000	$ 5,397,800
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,677,124
Daytona Beach Util. Sys. Rev. Series D:
5.25% 11/15/16 (FSA Insured)	1,200,000	1,332,540
5.25% 11/15/17 (FSA Insured)	1,825,000	2,033,415
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,778,432
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,872,971
Duval County School Board Ctfs. of Prtn. 5.625% 7/1/14 (FSA Insured)	3,010,000	3,367,377
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,210,000	1,277,687
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,000,000	3,616,230
Florida Board of Ed. Cap. Outlay:
Series A, 5.5% 1/1/08	5,000,000	5,415,000
Series B, 5.375% 6/1/17	5,000,000	5,590,550
Series C, 5.75% 6/1/29 (FGIC Insured)	2,000,000	2,200,000
Series E, 5.625% 6/1/29	3,000,000	3,239,040
Series F, 5.5% 6/1/17	3,000,000	3,197,820
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,146,780
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	6,014,134
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,119,140
Series B:
6% 7/1/14 (FGIC Insured)	3,435,000	3,992,638
6% 7/1/15 (FGIC Insured)	3,000,000	3,483,510
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,544,432
Series A:
5.125% 6/1/30	1,360,000	1,398,406
5.625% 6/1/14	1,000,000	1,133,360
Florida Dept. of Corrections Ctfs. of Prtn. (Okeechobee Correctional Institution Proj.) 5% 3/1/11 (AMBAC Insured)	2,735,000	3,036,835
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,714,840
Florida Gen. Oblig. 5.375% 7/1/15 (MBIA Insured)	2,110,000	2,375,185
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series A:
6.35% 7/1/14	$ 335,000	$ 343,238
6.55% 7/1/14 (c)	420,000	430,412
Series B, 6.55% 7/1/17 (c)	340,000	348,170
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,880,110
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,527,687
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,746,192
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,158,826
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	3,270,000	3,433,794
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	2,017,209
Series 1985 E:
4.625%, tender 12/1/05 (FGIC Insured) (b)	1,040,000	1,079,114
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,472,004
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,626,809
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	3,069,823
Series D, 6% 11/15/25	5,360,000	5,747,046
3.35%, tender 9/1/05 (b)	3,025,000	3,064,416
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,379,794
5% 10/1/08	1,000,000	1,064,660
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,029,950
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,159,838
5.1% 10/1/13	3,000,000	3,084,150
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,194,738
Hillsborough County School District Sales Tax Rev. 5.375% 10/1/16 (AMBAC Insured)	6,000,000	6,609,180
Jacksonville Economic Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,227,953
Series C, 5.5% 11/15/36 (MBIA Insured)	10,000,000	10,609,800
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Jacksonville Elec. Auth. Rev. Series 3A, 5.25% 10/1/31	$ 3,900,000	$ 3,935,061
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,719,764
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	3,056,890
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A, 5.25% 8/15/08 (MBIA Insured)	3,720,000	4,039,250
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,660,110
5.5% 10/1/18 (FGIC Insured)	1,000,000	1,163,690
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,158,581
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,114,760
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,289,688
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16 (FSA Insured)	2,230,000	2,489,773
Lake County School Board Ctfs. of Prtn. 5.375% 7/1/18 (AMBAC Insured)	1,000,000	1,100,210
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,135,230
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,529,381
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (c)	1,015,000	1,080,843
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,131,193
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,192,885
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,250,592
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,304,822
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,428,982
Melbourne Arpt. Rev.:
6.5% 10/1/04 (MBIA Insured) (c)	290,000	291,146
6.5% 10/1/05 (MBIA Insured) (c)	310,000	325,581
6.5% 10/1/06 (MBIA Insured) (c)	325,000	353,639
6.75% 10/1/07 (MBIA Insured) (c)	350,000	393,460
6.75% 10/1/08 (MBIA Insured) (c)	375,000	430,290
6.75% 10/1/09 (MBIA Insured) (c)	400,000	467,392
6.75% 10/1/10 (MBIA Insured) (c)	425,000	502,550
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	2,750,000	1,020,828
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	$ 1,010,000	$ 1,050,440
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,050,760
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,586,765
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,402,780
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,566,500
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,619,300
Miami-Dade County Aviation Rev. Series C, 5.25% 10/1/12 (MBIA Insured) (c)	5,185,000	5,594,200
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,858,975
5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,149,832
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,411,090
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5.75% 10/1/12 (Pre-Refunded to 10/1/09 @ 100) (d)	2,530,000	2,906,742
5.75% 10/1/13 (Pre-Refunded to 10/1/09 @ 100) (d)	2,030,000	2,332,287
5.75% 10/1/14 (Pre-Refunded to 10/1/09 @ 100) (d)	2,000,000	2,297,820
Series C, 5.5% 10/1/18 (Pre-Refunded to 10/1/11 @ 100) (d)	1,000,000	1,120,480
5%, tender 5/1/11 (MBIA Insured) (b)	8,000,000	8,751,840
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,610,108
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,119,180
Miami-Dade County School District 5.375% 8/1/12 (FSA Insured)	1,785,000	2,032,098
North Miami Edl. Facilities Rev. (Johnson & Wales Univ. Proj.) Series A, 5% 4/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,066,230
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)	2,250,000	2,267,798
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Oblig. Group Proj.):
5.625% 11/15/32	1,000,000	1,036,790
6.375% 11/15/20	2,000,000	2,183,920
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Oblig. Group Proj.):
6.5% 11/15/30	$ 2,500,000	$ 2,717,025
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,768,848
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,472,540
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	320,000	328,947
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,000,000	2,113,350
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,910,800
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,554,422
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,452,922
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	3,270,000	3,572,442
5.5% 10/1/31 (AMBAC Insured)	8,485,000	8,997,664
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series C:
5.25% 10/1/21	1,630,000	1,772,071
5.25% 10/1/23	1,000,000	1,068,600
Sub Series D, 6.75% 10/1/17 (Escrowed to Maturity) (d)	7,385,000	9,215,963
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,114,760
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,150,000	1,295,349
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,126,880
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	2,060,000	2,314,678
5.375% 8/1/17 (FSA Insured)	1,315,000	1,463,187
5.5% 8/1/19 (AMBAC Insured)	1,000,000	1,116,660
5.5% 8/1/21 (AMBAC Insured)	2,500,000	2,767,425
Series D:
5.25% 8/1/17 (FSA Insured)	2,000,000	2,221,420
5.25% 8/1/19 (FSA Insured)	1,500,000	1,647,630
Palm Beach County Solid Waste Auth. Rev. Series B, 0% 10/1/14 (AMBAC Insured)	2,000,000	1,332,700
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (c)	2,400,000	2,622,000
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,432,050
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.: - continued
6% 4/1/11 (AMBAC Insured) (c)	$ 5,000,000	$ 5,594,500
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,653,195
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,777,641
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	3,000,000	3,376,590
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	1,335,000	1,352,008
Port Saint Lucie Local Option Gas Tax Rev. 5% 9/1/14 (FGIC Insured)	1,430,000	1,565,907
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,387,398
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,119,750
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,083,622
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,808,104
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Oblig. Group Proj.) 5.5% 10/1/05 (MBIA Insured)	1,980,000	2,061,715
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,291,059
Tampa Rev. (Catholic Health East Proj.):
Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,631,940
5.5% 11/15/08 (MBIA Insured)	500,000	556,060
5.5% 11/15/12 (MBIA Insured)	1,000,000	1,136,370
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,734,277
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,923,798
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,384,866
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	3,000,000	2,992,770
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,095,260
		471,123,351
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	$ 2,400,000	$ 2,615,088
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,307,620
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	5,060,000	5,467,887
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	900,000	1,011,393
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,904,298
		14,306,286
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $459,043,127)		485,429,637
NET OTHER ASSETS - 1.9%		9,296,216
NET ASSETS - 100%		$ 494,725,853
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $458,837,818. Net unrealized appreciation aggregated $26,591,819, of which $26,698,618 related to appreciated investment securities and $106,799 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Connecticut
Municipal Income Fund

August 31, 2004

CTF-QTLY-1004

1.805751.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Connecticut - 88.4%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 562,015
7% 6/15/08 (FGIC Insured)	500,000	583,670
7% 6/15/09 (FGIC Insured)	500,000	596,955
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,770,176
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (d)	2,305,000	2,641,415
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (d)	1,070,000	1,226,167
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (d)	2,000,000	2,291,900
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,289,710
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,476,829
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (d)	1,700,000	2,001,750
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (d)	5,830,000	6,864,825
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (d)	6,235,000	7,383,549
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,574,555
Cap. City Economic Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,881,860
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,750,000	5,791,055
5.25% 10/1/09 (FGIC Insured) (c)	2,100,000	2,306,913
5.25% 10/1/10 (FGIC Insured) (c)	3,390,000	3,741,136
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,582,804
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,465,100
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	7,118,760
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,701,061
6% 11/15/08	1,525,000	1,731,973
6% 11/15/09	1,525,000	1,755,260
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,249,870
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	4,550,000	5,278,683
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	$ 3,215,000	$ 3,618,836
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,748,032
Series 2002 B, 5.5% 6/15/18	3,000,000	3,343,350
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,661,009
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,514,350
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (d)	6,325,000	7,145,226
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	3,730,000	4,213,706
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (d)	8,840,000	9,986,371
5.5% 6/15/17	7,815,000	8,741,312
5.5% 11/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	1,500,000	1,713,300
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @ 101) (d)	1,000,000	1,154,160
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,500,000	1,730,355
Series D:
5.375% 11/15/16	6,800,000	7,595,464
5.375% 11/15/16 (FSA Insured)	1,795,000	2,011,728
5.375% 11/15/18	5,000,000	5,517,850
5.375% 11/15/20	2,435,000	2,667,469
Series E, 6% 3/15/12 (Escrowed to Maturity) (d)	35,000	41,360
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,175,440
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	5,027,500
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,732,699
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,500,000	2,564,625
5.2% 8/1/38	4,190,000	4,304,680
(Hosp. for Spl. Care Issue Proj.) Series B, 5.375% 7/1/17	850,000	727,583
(Kent School Proj.) Series B:
5.1% 7/1/07 (MBIA Insured)	265,000	274,847
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued (Kent School Proj.) Series B: - continued
5.25% 7/1/08 (MBIA Insured)	$ 305,000	$ 316,709
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,529,914
Series D, 5.25% 7/1/31	2,000,000	2,088,700
Series E, 5% 7/1/25	1,000,000	1,021,430
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	3,195,000	4,084,999
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,988,636
(Sacred Heart Univ. Proj.) Series C:
6% 7/1/06 (Escrowed to Maturity) (d)	190,000	204,493
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (d)	3,020,000	3,335,922
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,593,753
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,943,806
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,830,250
(Trinity College Issue Prog.) Series E, 5.875% 7/1/26 (Pre-Refunded to 7/1/06 @ 102) (d)	3,500,000	3,837,050
(Veterans Memorial Med. Ctr. Proj.) Series A:
5.5% 7/1/26 (MBIA Insured)	3,770,000	3,946,549
6.25% 7/1/05 (MBIA Insured)	2,265,000	2,353,494
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,286,643
Series X1, 5% 7/1/42	10,490,000	10,633,293
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	605,000	620,960
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.):
5.375% 1/1/06 (MBIA Insured)	900,000	941,157
5.5% 1/1/08 (MBIA Insured)	1,000,000	1,097,540
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,210,900
5.5% 11/15/09 (MBIA Insured) (c)	2,000,000	2,214,340
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	3,050,000	3,307,451
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (Pre-Refunded to 1/1/11 @ 101) (d)	2,000,000	2,256,080
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.):
Series 1996 C, 6% 10/1/08 (MBIA Insured)	$ 1,000,000	$ 1,136,940
Series A:
5.375% 7/1/18 (FSA Insured)	2,000,000	2,218,960
7.125% 6/1/10	3,550,000	4,335,864
Series B:
0% 6/1/08	3,500,000	3,179,645
5% 1/1/15 (FGIC Insured)	3,910,000	4,312,535
6.125% 9/1/12	7,115,000	8,363,327
6.15% 9/1/09	1,500,000	1,732,335
6.5% 10/1/10	3,400,000	4,050,216
6.5% 10/1/12	7,100,000	8,634,168
Series A, 5.375% 7/1/15 (FSA Insured)	3,785,000	4,215,695
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,051,603
Hamden Gen. Oblig.:
5% 7/15/11 (FSA Insured) (a)	1,045,000	1,159,584
5% 7/15/12 (FSA Insured) (a)	1,550,000	1,719,214
5% 7/15/13 (FSA Insured) (a)	2,095,000	2,315,143
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,437,528
5% 6/15/17 (AMBAC Insured) (c)	775,000	822,717
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,775,000	4,317,732
7.4% 9/1/07 (MBIA Insured)	370,000	426,740
7.4% 9/1/08 (MBIA Insured)	370,000	440,063
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,368,040
6% 4/15/07 (AMBAC Insured)	1,615,000	1,777,114
6% 2/1/12 (MBIA Insured)	400,000	472,864
7% 4/1/07 (MBIA Insured)	580,000	651,874
7% 4/1/08 (MBIA Insured)	580,000	672,017
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,325,362
New Haven Gen. Oblig. Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,425,800
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,145,038
5% 1/15/16 (AMBAC Insured)	1,025,000	1,145,397
5% 1/15/17 (AMBAC Insured)	1,025,000	1,144,146
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	785,000	844,024
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	$ 180,000	$ 202,509
6.75% 6/1/08 (MBIA Insured)	190,000	219,790
6.75% 6/1/09 (MBIA Insured)	200,000	236,268
6.75% 6/1/10 (MBIA Insured)	215,000	258,733
6.75% 6/1/11 (MBIA Insured)	230,000	280,752
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	3,031,625
5.25% 7/15/14	6,565,000	7,447,205
5.25% 7/15/15	3,000,000	3,410,520
5.5% 7/15/13	2,675,000	3,074,351
5.5% 7/15/14	1,250,000	1,427,313
6.6% 1/15/07	295,000	326,931
6.6% 1/15/08	1,480,000	1,689,627
6.6% 1/15/09	1,000,000	1,165,070
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,264,240
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	583,670
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,101,780
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,461,558
Univ. of Connecticut Series A:
5.375% 4/1/15 (Pre-Refunded to 4/1/11 @ 101) (d)	1,400,000	1,605,912
5.375% 4/1/16 (Pre-Refunded to 4/1/11 @ 101) (d)	4,475,000	5,133,183
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (d)	1,200,000	1,373,496
Univ. of Connecticut Rev. (Student Fee Prog.) Series A:
5.75% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (d)	6,850,000	7,994,772
6% 11/15/25 (Pre-Refunded to 11/15/10 @ 101) (d)	2,000,000	2,362,400
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	531,290
7% 6/15/10 (FGIC Insured)	440,000	535,889
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	727,262
		376,011,143
Puerto Rico - 11.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/12 (FGIC Insured)	4,000,000	4,627,400
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (d)	3,700,000	4,250,819
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	$ 2,750,000	$ 2,833,188
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,634,430
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (d)	2,250,000	2,647,058
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	3,850,000	4,160,349
5.5% 10/1/40 (Escrowed to Maturity) (d)	7,515,000	8,091,325
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	3,250,000	3,556,378
Series HH, 5.25% 7/1/29 (FSA Insured)	12,435,000	12,961,622
Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	800,000	900,280
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,360,213
		47,023,062
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $394,674,065)		423,034,205
NET OTHER ASSETS - 0.5%		2,035,764
NET ASSETS - 100%		$ 425,069,969
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.165% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	March 2025	$ 1,000,000	$ 0
Receive quarterly a fixed rate equal to 4.581% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Dec. 2024	3,000,000	165,716
		$ 4,000,000	$ 165,716
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $394,578,155. Net unrealized appreciation aggregated $28,456,050, of which $28,807,741 related to appreciated investment securities and $351,691 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® New Jersey
Municipal Income Fund

August 31, 2004

NJT-QTLY-1004

1.805777.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
New Jersey - 77.2%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (d)	$ 750,000	$ 869,153
7.4% 7/1/16 (Escrowed to Maturity) (d)	3,510,000	4,521,828
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,966,013
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,212,717
5.25% 8/15/17	1,000,000	1,094,540
5.25% 8/15/19	1,000,000	1,085,260
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,757,295
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,735,000	5,034,773
Essex County Impt. Auth. (County Correctional Facility Proj.):
Series 2000, 5.75% 10/1/30 (FGIC Insured)	3,605,000	3,970,475
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,101,690
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,813,585
Garden State Preservation Trust Open Space & Farmland Preservation Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,698,216
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,113,123
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,847,057
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,916,826
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,857,603
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,958,243
Jersey City Gen. Oblig. Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,421,513
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	2,175,000	2,370,794
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	877,723
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,319,860
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,119,900
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,521,119
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.): - continued
5.25% 9/15/17	$ 2,000,000	$ 2,207,800
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,097,046
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,209,714
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,259,091
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,416,288
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,309,994
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	2,000,000	2,204,080
(Weyerhauser Co. Proj.) 9% 11/1/04	2,000,000	2,023,520
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 10/31/04 (b)(c)	5,200,000	5,213,520
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (AMBAC Insured)	3,180,000	3,678,910
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	5,000,000	5,119,300
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	400,000	411,752
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,143,710
Series 2001 A:
5.125% 6/15/14 (AMBAC Insured)	6,710,000	7,341,881
5.25% 6/15/15 (AMBAC Insured)	9,795,000	10,765,782
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,223,900
Series C, 5.25% 6/15/17 (MBIA Insured)	11,000,000	12,067,110
Series F, 5.25% 6/15/19 (FGIC Insured)	1,500,000	1,652,100
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (c)	7,700,000	8,110,256
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (c)	3,750,000	3,858,338
Series A, 5.25% 7/1/38 (FGIC Insured) (c)	3,270,000	3,339,716
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (c)	1,000,000	1,024,640
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,389,147
5.25% 3/1/10	4,855,000	5,432,405
5.25% 3/1/11	4,605,000	5,186,243
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	$ 2,000,000	$ 2,220,400
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,854,666
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	2,145,000	2,318,573
5.125% 7/1/22 (MBIA Insured)	1,840,000	1,968,892
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,465,776
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,884,375
5.5% 9/1/11	2,830,000	3,159,978
5.5% 9/1/12	2,980,000	3,302,645
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,718,715
Series H, 5.25% 7/1/11	3,345,000	3,758,275
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	4,075,890
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,132,390
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,715,455
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	816,398
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	3,165,000	3,407,028
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	2,121,244
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,271,450
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,079,800
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,649,790
5.375% 11/15/33	2,040,000	2,075,863
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Home Buyer Proj.) Series W, 4.75% 10/1/17 (MBIA Insured)	10,000	10,017
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (d)	5,385,000	6,428,775
6.2% 1/1/10 (Escrowed to Maturity) (d)	6,170,000	7,022,879
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,531,659
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Sports & Exposition Auth. Contract Rev. Series A: - continued
6% 3/1/14 (MBIA Insured)	$ 4,220,000	$ 4,856,249
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	11,101,292
5.5% 1/1/30 (MBIA Insured)	20,100,000	21,338,958
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,688,970
5.625% 1/1/15 (MBIA Insured)	615,000	681,949
5.75% 1/1/10 (Escrowed to Maturity) (d)	735,000	842,376
6% 1/1/11 (Escrowed to Maturity) (d)	580,000	674,859
Series C:
6.5% 1/1/09 (Escrowed to Maturity) (d)	1,300,000	1,507,935
6.5% 1/1/16	675,000	814,111
6.5% 1/1/16 (Escrowed to Maturity) (d)	2,715,000	3,328,291
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	10,000,000	11,383,100
Series 2003 C:
5.5% 6/15/18	10,250,000	11,446,278
5.5% 6/15/24	3,000,000	3,252,510
Series 2004 A, 5.25% 6/15/19 (FGIC Insured) (a)	5,000,000	5,465,650
Series A, 5.75% 6/15/15 (MBIA Insured)	3,000,000	3,530,040
Series B:
5.25% 6/15/10	4,400,000	4,802,820
5.25% 6/15/15	5,500,000	5,995,715
Series C:
5.5% 12/15/10 (FSA Insured)	8,000,000	9,102,640
5.5% 6/15/19	3,125,000	3,474,969
5.75% 12/15/12 (FSA Insured)	5,000,000	5,819,800
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	5,000,000	5,480,550
Series B, 5.75% 2/1/07 (AMBAC Insured)	1,000,000	1,082,410
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (c)	2,465,000	2,696,809
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,747,660
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,231,664
Newark Port Auth. Hsg. Auth. (City of Newark Redev. Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,082,950
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,685,450
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	$ 2,800,000	$ 3,118,388
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,108,750
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	745,640
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,306,060
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	5,037,539
5.25% 1/1/16	2,400,000	2,649,960
5.125% 1/1/10	2,180,000	2,357,474
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,556,220
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,356,100
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,234,848
Tobacco Settlement Fing. Corp.:
6.125% 6/1/42	2,200,000	1,861,596
6.375% 6/1/32	11,200,000	10,081,456
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,973,736
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,324,960
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (Pre-Refunded to 9/1/10 @ 100) (d)	2,525,000	2,891,327
5.5% 9/1/24 (Pre-Refunded to 9/1/10 @ 100) (d)	1,230,000	1,408,448
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	2,000,000	2,164,680
		407,419,669
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	3,000,000	3,251,760
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,217,780
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,260,040
6% 1/1/18 (FSA Insured)	1,300,000	1,489,020
		9,218,600
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 13.5%
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/05 (c)	$ 1,740,000	$ 1,819,205
108th Series, 6% 7/15/07 (FGIC Insured) (c)	6,430,000	7,013,780
117th Series, 5.125% 11/15/11 (FGIC Insured) (c)	5,220,000	5,603,931
120th Series:
5.5% 10/15/35 (MBIA Insured) (c)	7,000,000	7,214,620
5.75% 10/15/13 (MBIA Insured) (c)	3,000,000	3,278,460
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000,000	3,163,320
126th Series:
5.25% 5/15/37 (FGIC Insured) (c)	12,000,000	12,324,000
5.5% 11/15/11 (FGIC Insured) (c)	1,495,000	1,674,819
127th Series:
5% 12/15/07 (AMBAC Insured) (c)	2,540,000	2,748,051
5.5% 12/15/13 (AMBAC Insured) (c)	8,600,000	9,605,340
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,240,180
5% 11/1/19 (FSA Insured)	2,800,000	3,007,928
5% 11/1/22 (FSA Insured)	2,190,000	2,308,742
134th Series, 5% 1/15/39	4,500,000	4,540,815
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	3,595,000	3,768,782
		71,311,973
Puerto Rico - 6.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,288,202
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,827,036
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,470,340
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	4,600,000	4,970,806
5.5% 10/1/40 (Escrowed to Maturity) (d)	11,785,000	12,688,792
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,694,050
Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,125,350
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	$ 1,305,000	$ 1,305,731
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	3,036,331
		36,406,638
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $497,744,615)		524,356,880
NET OTHER ASSETS - 0.7%		3,712,494
NET ASSETS - 100%		$ 528,069,374
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.165% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	March 2025	$ 4,500,000	$ 0
Receive quarterly a fixed rate equal to 4.47% and pay quarterly a floating rate based on BMA Municipal Swap Index with Goldman Sachs	Oct. 2024	2,000,000	93,319
		$ 6,500,000	$ 93,319
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $497,694,588. Net unrealized appreciation aggregated $26,662,292, of which $27,892,536 related to appreciated investment securities and $1,230,244 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004